Amounts receivable (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 0.9	$ 1.3	$ 1.8	$ 2.6